UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2009

Fixed income mutual funds

Table of contents

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	4

Statements of net assets	9

Statements of operations	44

Statements of changes in net assets	46

Financial highlights	56

Notes to financial statements	86

About the organization	99

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period September 1, 2008 to February 28, 2009

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 to February 28, 2009.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$992.60	0.75%	$3.71
Class B	1,000.00	988.00	1.50%	7.39
Class C	1,000.00	988.00	1.50%	7.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,017.36	1.50%	7.50
Class C	1,000.00	1,017.36	1.50%	7.50

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$954.60	0.88%	$4.26
Class B	1,000.00	952.20	1.63%	7.89
Class C	1,000.00	952.00	1.63%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,016.71	1.63%	8.15
Class C	1,000.00	1,016.71	1.63%	8.15

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$972.40	0.92%	$4.50
Class B	1,000.00	969.70	1.67%	8.16
Class C	1,000.00	968.80	1.67%	8.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$1,004.70	0.87%	$4.32
Class B	1,000.00	1,001.00	1.62%	8.04
Class C	1,000.00	1,001.00	1.62%	8.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.48	0.87%	$4.36
Class B	1,000.00	1,016.76	1.62%	8.10
Class C	1,000.00	1,016.76	1.62%	8.10

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/08	2/28/09	Expense Ratio	9/1/08 to 2/28/09*
Actual Fund return
Class A	$1,000.00	$990.80	0.85%	$4.20
Class B	1,000.00	988.10	1.60%	7.89
Class C	1,000.00	988.10	1.60%	7.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00

*“Expenses Paid During Period” are equal to a Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

Sector allocations and credit quality breakdowns
Delaware Tax-Free Arizona Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.98%
Corporate Revenue Bonds	1.29%
Education Revenue Bonds	6.06%
Electric Revenue Bonds	5.34%
Escrowed to Maturity Bonds	0.29%
Health Care Revenue Bonds	5.44%
Housing Revenue Bonds	2.07%
Lease Revenue Bonds	10.42%
Local General Obligation Bonds	7.86%
Pre-Refunded Bonds	30.55%
Special Tax Revenue Bonds	8.64%
State General Obligation Bonds	4.75%
Transportation Revenue Bonds	4.98%
Water & Sewer Revenue Bonds	11.29%
Short-Term Investment	0.09%
Total Value of Securities	99.07%
Receivables and Other Assets Net of Liabilities	0.93%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	26.97%
AA	43.78%
A	18.23%
BBB	11.02%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free California Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.28%
Education Revenue Bonds	12.40%
Electric Revenue Bonds	3.79%
Health Care Revenue Bonds	6.47%
Housing Revenue Bonds	9.19%
Lease Revenue Bonds	7.66%
Local General Obligation Bonds	15.66%
Pre-Refunded Bonds	13.87%
Special Tax Revenue Bonds	10.98%
State General Obligation Bonds	4.83%
Transportation Revenue Bonds	3.48%
Water & Sewer Revenue Bonds	7.95%
Short-Term Investments	2.72%
Money Market Instrument	1.45%
Variable Rate Demand Note	1.27%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	40.32%
AA	23.56%
A	17.15%
BBB	10.91%
Not Rated	8.06%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free Colorado Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.47%
Education Revenue Bonds	10.48%
Electric Revenue Bonds	5.35%
Escrowed to Maturity Bonds	2.37%
Health Care Revenue Bonds	13.30%
Housing Revenue Bonds	1.56%
Lease Revenue Bonds	2.73%
Local General Obligation Bonds	14.50%
Pre-Refunded Bonds	34.21%
Special Tax Revenue Bonds	6.02%
State General Obligation Bonds	3.70%
Transportation Revenue Bonds	2.51%
Water & Sewer Revenue Bonds	1.74%
Short-Term Investment	0.14%
Total Value of Securities	98.61%
Receivables and Other Assets Net of Liabilities	1.39%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	24.06%
AA	33.13%
A	19.31%
BBB	13.82%
Not Rated	9.68%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Delaware Tax-Free Idaho Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	97.89%
Corporate Revenue Bonds	5.45%
Education Revenue Bonds	11.20%
Electric Revenue Bonds	1.10%
Escrowed to Maturity Bonds	2.05%
Health Care Revenue Bonds	6.00%
Housing Revenue Bonds	6.86%
Lease Revenue Bonds	5.49%
Local General Obligation Bonds	25.82%
Pre-Refunded Bonds	15.75%
Special Tax Revenue Bonds	7.29%
State General Obligation Bonds	2.65%
Transportation Revenue Bonds	4.66%
Water & Sewer Revenue Bonds	3.57%
Short-Term Investment	1.99%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	41.63%
AA	22.85%
A	18.78%
BBB	14.40%
BB	1.99%
Not Rated	0.35%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocations and credit quality breakdowns
Delaware Tax-Free New York Fund	As of February 28, 2009

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.99%
Corporate Revenue Bonds	4.48%
Education Revenue Bonds	15.75%
Electric Revenue Bonds	3.52%
Health Care Revenue Bonds	7.06%
Housing Revenue Bonds	0.95%
Lease Revenue Bonds	4.64%
Local General Obligation Bonds	2.83%
Pre-Refunded Bonds	19.84%
Special Tax Revenue Bonds	19.72%
State General Obligation Bonds	2.54%
Transportation Revenue Bonds	13.55%
Water & Sewer Revenue Bonds	2.11%
Short-Term Investment	2.23%
Total Value of Securities	99.22%
Receivables and Other Assets Net of Liabilities	0.78%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	29.61%
AA	36.57%
A	18.92%
BBB	10.56%
BB	3.78%
Not Rated	0.56%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.98%
Corporate Revenue Bonds – 1.29%
Maricopa County Pollution Control
(Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,594,460
		1,594,460
Education Revenue Bonds – 6.06%
Arizona State Board of Regents
(University of Arizona) 5.00% 6/1/21	1,255,000	1,353,379
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	1,926,000
Energy Management Services (University of Arizona-
Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,625,730
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	597,370
South Campus Group Student Housing Revenue
(University of Arizona-South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	960,770
Tucson Industrial Development Authority
(University of Arizona-Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	919,760
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	87,029
		7,470,038
Electric Revenue Bonds – 5.34%
Mesa Utilities System Revenue
5.00% 7/1/18 (MBIA) (FGIC)	2,150,000	2,318,754
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	1,430,000	1,271,999
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series A 5.00% 1/1/22	1,000,000	1,064,620
Series B 5.00% 1/1/31 (MBIA)	2,000,000	1,922,760
		6,578,133
Escrowed to Maturity Bonds – 0.29%
Phoenix Street & Highway User Revenue (Senior Lien)
6.50% 7/1/09 (AMBAC)	350,000	357,294
		357,294

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 5.44%
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	$2,500,000	$1,679,625
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Health Care West)
Series A 5.50% 7/1/26	1,000,000	923,660
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Health Care)
Series A 5.25% 9/1/30	1,250,000	1,041,913
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	649,256
5.00% 7/1/35	1,000,000	723,850
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,685,280
		6,703,584
Housing Revenue Bonds – 2.07%
Pima County Industrial Development Authority
Single Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	15,000	15,015
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	45,000	45,722
Yuma Industrial Development Authority
Multifamily Housing Revenue
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,489,643
		2,550,380
Lease Revenue Bonds – 10.42%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates (Administration
Building Project) 5.00% 7/1/32	1,300,000	1,180,127
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	577,409
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	826,680
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	1,894,820

		Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
	Pinal County Certificates of Participation
	5.00% 12/1/29	$1,300,000	$1,115,699
	5.125% 6/1/21 (AMBAC)	4,000,000	4,054,760
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities) Series D
	5.25% 7/1/27	470,000	408,891
	5.25% 7/1/36	270,000	222,051
	Salt River Project Arizona Agricultural Improvement &
	Power District Certificates of Participation
	5.00% 12/1/18 (MBIA)	1,500,000	1,573,575
	University of Arizona Certificates of Participation
	Series B 5.00% 6/1/31 (AMBAC)	1,000,000	988,020
			12,842,032
Local General Obligation Bonds – 7.86%
	Chandler 5.00% 7/1/17	1,935,000	2,229,527
	Cochise County Unified School District #68
	(Sierra Vista) 7.50% 7/1/10 (MBIA) (FGIC)	1,000,000	1,074,100
	Coconino & Yavapai Counties Joint Unified School
	District #9 (Sedona Oak Creek Project of 2007)
	Series A 4.50% 7/1/18 (FSA)	1,520,000	1,688,826
	Series B 5.375% 7/1/28	1,350,000	1,361,097
	DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	849,890
Φ	Gila County Unified School District #10
	(Payson School Improvement-Project of 2006)
	Series A 1.00% 7/1/27 (AMBAC)	1,000,000	924,110
	Maricopa County Unified School District #41
	(Gilbert School Improvement-Projects of
	2005 & 2007) 3.25% 7/1/15	1,500,000	1,548,660
			9,676,210
§Pre-Refunded Bonds – 30.55%
	Arizona State Board of Regents Certificates of
	Participation (University of Arizona-Main Campus)
	Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,356,200
	Glendale Industrial Development Authority
	Revenue (Midwestern University)
	Series A 5.875% 5/15/31-11	1,000,000	1,102,620
	Mesa Industrial Development Authority
	Revenue (Discovery Health Systems)
	Series A 5.625% 1/1/29-10 (MBIA)	9,000,000	9,440,999

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall LLC Project)
5.50% 9/15/27-10 (AMBAC)	$3,000,000	$3,207,150
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Ventana Palms Apartments Project)
Series A 6.20% 10/1/34-09 (MBIA)	940,000	990,704
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,478,319
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series K
5.00% 7/1/35-15	750,000	871,050
5.00% 7/1/40-15	590,000	685,226
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.00% 7/1/27-12	1,000,000	1,113,560
5.125% 7/1/31-11	705,000	768,513
Puerto Rico Commonwealth Revenue
Series B 5.00% 7/1/35-16	2,000,000	2,344,500
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,987,283
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,797,329
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,402,355
Series I 5.25% 7/1/33-14	5,000	5,634
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Health Care) 5.70% 12/1/21-11	500,000	557,010
Scottsdale Municipal Property Corporation Excise
Tax Revenue 5.00% 7/1/21-16	1,505,000	1,755,417
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project) 5.10% 9/1/33-12 (MBIA)	3,250,000	3,642,178
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	1,015,366
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,112,390
		37,633,803
Special Tax Revenue Bonds – 8.64%
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,655,820

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (MBIA)	$2,500,000	$2,451,250
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	1,350,000	1,239,705
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	963,000	686,658
Mesa Street & Highway Revenue 5.00% 7/1/20 (FSA)	1,000,000	1,098,570
Peoria Municipal Development Authority Transition
Sales Tax, Excise Tax & State Shared Revenue
(Senior Lien & Subordinated Lien) 4.50% 1/1/16	1,000,000	1,101,910
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,403,907
		10,637,820
State General Obligation Bonds – 4.75%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,713,197
5.50% 7/1/19	1,300,000	1,228,786
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	459,840
5.125% 7/1/31	2,000,000	1,661,660
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	783,560
		5,847,043
Transportation Revenue Bonds – 4.98%
Arizona State Transportation Board Grant Anticipation
Notes 5.00% 7/1/14	1,500,000	1,692,075
Arizona State Transportation Board Highway Revenue
Series A 5.00% 7/1/23	1,000,000	1,042,510
Phoenix Civic Improvement Corporation Airport
Revenue Series B
5.25% 7/1/27 (MBIA) (FGIC) (AMT)	1,000,000	878,760
5.25% 7/1/32 (MBIA) (FGIC) (AMT)	3,000,000	2,520,870
		6,134,215
Water & Sewer Revenue Bonds – 11.29%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/14	1,500,000	1,713,555

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Glendale Water & Sewer Revenue (Senior Lien)
5.00% 7/1/28 (AMBAC)	$2,000,000	$1,956,200
Phoenix Civic Improvement Corporation
Wastewater Systems Revenue
5.00% 7/1/19 (MBIA)	2,750,000	3,029,400
(Junior Lien) 5.00% 7/1/24 (MBIA) (FGIC)	1,000,000	1,004,980
Phoenix Civic Improvement Corporation Water Systems
Revenue (Junior Lien) 5.00% 7/1/26 (MBIA) (FGIC)	3,750,000	3,750,900
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	190,797
4.00% 7/1/15	500,000	546,810
4.00% 7/1/16	375,000	409,624
5.25% 7/1/22	1,150,000	1,308,332
		13,910,598
Total Municipal Bonds (cost $123,687,058)		121,935,610

	Number of shares
Short-Term Investment – 0.09%
Money Market Instrument – 0.09%
Federated Arizona Municipal Cash Trust	114,789	114,789
Total Short-Term Investment (cost $114,789)		114,789

Total Value of Securities – 99.07%
(cost $123,801,847)		122,050,399
Receivables and Other Assets
Net of Liabilities – 0.93%		1,140,838
Net Assets Applicable to 11,590,105
Shares Outstanding – 100.00%		$123,191,237

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($108,716,317 / 10,230,203 Shares)		$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($7,597,112 / 714,377 Shares)		$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,877,808 / 645,525 Shares)		$10.65

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$127,901,846
Undistributed net investment income	267
Accumulated net realized loss on investments	(2,959,428)
Net unrealized depreciation of investments	(1,751,448)
Total net assets	$123,191,237

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2009.
§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.63
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.28%
Education Revenue Bonds – 12.40%
California Educational Facilities Authority Revenue
(Claremont McKenna College) 5.00% 1/1/39	$1,000,000	$975,700
(University of Southern California)
Series A 5.00% 10/1/39	1,000,000	999,950
(University of the Pacific) Un-Refunded Balance
5.75% 11/1/30 (MBIA)	310,000	310,363
(Woodbury University) 5.00% 1/1/36	1,000,000	637,720
California Municipal Finance Authority Educational
Revenue (American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	636,800
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	587,640
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	790,280
(Windrush School Project) 5.50% 7/1/37	1,000,000	591,760
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	809,010
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	903,970
University of California Revenue (Multiple Purpose Projects)
Series L 5.00% 5/15/16	225,000	255,292
Series L 5.00% 5/15/19	850,000	930,827
Series Q 5.00% 9/1/20 (FSA)	1,290,000	1,356,705
		9,786,017
Electric Revenue Bonds – 3.79%
California Department of Water Resources Power
Supply Revenue Series H 5.00% 5/1/17	1,000,000	1,099,930
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	858,021
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,030,430
		2,988,381
Health Care Revenue Bonds – 6.47%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations (San Diego
Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,200,300

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
California Health Facilities Financing Authority Revenue
(Catholic Health Care West) Series G 5.25% 7/1/23	$1,000,000	$946,390
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	872,080
California Infrastructure & Economic Development
Bank Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	905,520
California Statewide Communities Development Authority
Revenue
(Presbyterian Homes Senior Living)
Series A 4.875% 11/15/36	1,000,000	622,030
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	557,950
		5,104,270
Housing Revenue Bonds – 9.19%
California Housing Finance Agency
Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	914,050
Series M 5.95% 8/1/25 (AMT)	1,000,000	952,660
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,626,102
•(Silver Ridge Apartments) Series H
5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,029,960
Palm Springs Mobile Home Park Revenue
(Sahara Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	760,540
Santa Clara County Multifamily Housing Authority
Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	990,090
Ventura County Area Multifamily Housing Authority
Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	963,000	983,156
		7,256,558
Lease Revenue Bonds – 7.66%
California State Public Works Board Lease
Revenue (Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	929,260
Elsinore Valley Municipal Water District Certificates of
Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,046,290
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	991,916

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series M-2 5.50% 7/1/35 (AMBAC)	$700,000	$644,168
San Diego County Certificates of Participation
5.75% 7/1/31 (MBIA)	1,000,000	972,960
San Diego County Regional Building Authority Lease
Revenue (County Operations & Annexation Center)
Series A 5.375% 2/1/36	1,000,000	983,880
^ San Mateo Unified High School District Certificates of
Participation Capital Appreciation (Partnership Phase I
Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	474,550
		6,043,024
Local General Obligation Bonds – 15.66%
^ Anaheim School District Election 2002
4.58% 8/1/25 (MBIA)	1,250,000	480,525
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,016,120
Desert Community College District Election 2004
Series C 5.00% 8/1/37 (FSA)	1,050,000	1,012,914
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (MBIA)	500,000	510,545
Grossmont Union High School District Election 2004
5.00% 8/1/23 (MBIA)	1,000,000	1,029,460
Lawndale Elementary School District
Series B 5.00% 8/1/32 (FSA)	1,000,000	983,690
Los Angeles Community College District Election 2001
Series E-1 5.00% 8/1/33	1,000,000	971,130
Los Angeles Unified School District
Series B 4.75% 7/1/19 (FSA)	1,000,000	1,067,940
Monterey Peninsula Community College District
Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,073,550
San Diego Unified School District
Series E 5.00% 7/1/28 (FSA)	2,000,000	2,138,160
Santa Barbara Community College
Series A 5.25% 8/1/33	1,000,000	1,011,080
Sierra Joint Community College Improvement District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,060,520
		12,355,634

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 13.87%
California Department of Water Resources (Central
Valley Project) Series X 5.00% 12/1/29-12 (FGIC)	$5,000	$5,639
California State
5.00% 2/1/33-14	1,000,000	1,145,310
5.00% 2/1/33-14 (MBIA)	1,000,000	1,145,310
Commerce Joint Powers Financing Authority
Revenue (Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	68,267
Golden State Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,127,750
5.625% 6/1/33-13	1,000,000	1,132,800
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,742,100
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,172,250
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,139,240
Sacramento County Airport System Revenue
Series A 5.00% 7/1/32-12 (FSA)	1,000,000	1,114,950
Southern California Logistics Airport Authority
Tax Allocation 6.50% 12/1/31-11	1,000,000	1,153,550
		10,947,166
Special Tax Revenue Bonds – 10.98%
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	748,268
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	695,270
Lake Elsinore Public Financing Authority Tax Allocation
Series A 5.50% 9/1/30	1,000,000	816,840
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	322,385
Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	637,290
@ Palm Drive Health Care District Parcel Tax
Revenue 5.25% 4/1/30	2,000,000	1,198,240
Poway Redevelopment Agency Tax Allocation
Revenue 5.75% 6/15/33 (MBIA)	270,000	235,624

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Poway Unified School District Community Facilities
District #1 Special Tax Refunding 5.00% 10/1/17 (FSA)	$1,000,000	$1,125,650
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	953,430
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	290,460
San Bernardino County Special Tax Community
Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,642,540
		8,665,997
State General Obligation Bonds – 4.83%
California State Various Purpose 5.50% 11/1/33	1,000,000	998,570
• California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	577,101
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	540,000	540,292
5.25% 7/1/15	1,750,000	1,699,372
		3,815,335
Transportation Revenue Bonds – 3.48%
Bay Area Toll Authority Bridge Revenue
Series F 5.00% 4/1/22	1,000,000	1,050,040
Port of Oakland Revenue
Series L 5.375% 11/1/27 (FGIC) (AMT)	1,000,000	843,910
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	850,300
		2,744,250
Water & Sewer Revenue Bonds – 7.95%
California Department of Water Resources Systems
Revenue (Central Valley Project)
Series A 5.00% 12/1/22	1,000,000	1,073,020
Series A 5.00% 12/1/24	1,000,000	1,051,540
Un-Refunded Balance Series X 5.00% 12/1/29 (FGIC)	995,000	996,612
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,185,598
Los Angeles Department of Water & Power Systems
Revenue Series A 5.00% 7/1/39	1,000,000	974,040
Metropolitan Water District Southern California Waterworks
Authority Revenue Series B-1 5.00% 10/1/36 (FGIC)	1,000,000	996,980
		6,277,790
Total Municipal Bonds (cost $82,014,562)		75,984,422

	Number of shares	Value
Short-Term Investments – 2.72%
Money Market Instrument – 1.45%
Federated California Municipal Cash Trust	1,144,744	$1,144,744
		1,144,744

	Principal amount
•Variable Rate Demand Note – 1.27%
California State Department of Water Resources & Power
Supply Revenue Subseries F-4 0.35% 5/1/22	$1,000,000	1,000,000
		1,000,000
Total Short-Term Investments (cost $2,144,744)		2,144,744

Total Value of Securities – 99.00%
(cost $84,159,306)		78,129,166
Receivables and Other Assets
Net of Liabilities – 1.00%		792,564
Net Assets Applicable to 7,814,295
Shares Outstanding – 100.00%		$78,921,730

Net Asset Value – Delaware Tax-Free California Fund
Class A ($60,647,310 / 6,008,153 Shares)		$10.09
Net Asset Value – Delaware Tax-Free California Fund
Class B ($5,332,613 / 526,137 Shares)		$10.14
Net Asset Value – Delaware Tax-Free California Fund
Class C ($12,941,807 / 1,280,005 Shares)		$10.11

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$86,657,165
Undistributed net investment income		2,943
Accumulated net realized loss on investments		(1,708,238)
Net unrealized depreciation of investments		(6,030,140)
Total net assets		$78,921,730

Statements of net assets
Delaware Tax-Free California Fund

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $1,198,240, which represented 1.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
BHAC — Insured by the Berkshire Hathaway Assurance Company
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association collateral
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.09
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.57

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Colorado Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.47%
Education Revenue Bonds – 10.48%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$952,510
5.00% 9/1/35 (AMBAC)	1,000,000	950,710
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	1,932,004
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	833,370
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,227,236
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	4,198,481
(Pinnacle Charter School Project)
5.00% 6/1/33 (XLCA)	2,170,000	1,734,850
(University of Northern Colorado Student Housing
Project) 5.125% 7/1/37 (MBIA)	5,505,000	4,433,837
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,613,276
Colorado School Mines Auxillary Facilities
Revenue 5.00% 12/1/37 (AMBAC)	425,000	403,253
University of Colorado Enterprise System
Revenue Series A
5.00% 6/1/30 (AMBAC)	2,000,000	2,005,880
5.375% 6/1/26	1,000,000	1,008,050
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	2,750,000	1,987,068
		24,280,525
Electric Revenue Bonds – 5.35%
Colorado Springs Utilities Revenue
Series A 5.00% 11/15/29	5,000,000	5,012,200
Platte River Power Authority Colorado Revenue Series HH
5.00% 6/1/27	2,795,000	2,857,859
5.00% 6/1/29	2,355,000	2,383,119
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	2,400,000	2,134,824
		12,388,002

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Escrowed to Maturity Bonds – 2.37%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	$5,000,000	$5,259,450
Galleria Metropolitan District 7.25% 12/1/09	230,000	241,459
		5,500,909
Health Care Revenue Bonds – 13.30%
Aurora Hospital Revenue (Children’s Hospital)
Series D 5.00% 12/1/23 (FSA)	2,775,000	2,727,048
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) Series E 5.125% 11/15/24	1,375,000	1,260,091
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	848,200
Series D 6.25% 10/1/33	2,000,000	2,068,360
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	965,025
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	3,411,550
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,441,080
Series A 5.25% 6/1/34	2,750,000	2,071,850
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	871,920
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,024,649
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,067,522
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	825,770
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	3,713,960
Denver Health & Hospital Authority Health Care
Revenue Series A 4.75% 12/1/36	1,500,000	940,470
Mesa County Residential Care Facilities Mortgage Revenue
(Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	475,000	356,535
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	1,690,000	1,218,237
		30,812,267
Housing Revenue Bonds – 1.56%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,595,883
Puerto Rico Housing Finance Authority Subordinate
Capital Foundation Modernization 5.125% 12/1/27	2,040,000	2,024,047
		3,619,930

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 2.73%
Colorado Educational & Cultural National
Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	$2,000,000	$2,012,320
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	675,000	675,189
El Paso County Certificates of Participation (Detention
Facilities Project) Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,489,065
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,227,495
Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	920,240
		6,324,309
Local General Obligation Bonds – 14.50%
Adams & Arapahoe Counties Joint School District
#28J (Aurora) 6.00% 12/1/28	2,500,000	2,733,450
Arapahoe County Water & Wastewater Public
Improvement District Refunding
Series A 5.125% 12/1/32 (MBIA)	2,555,000	2,402,773
Boulder Larimer & Weld Counties (St. Vrain Valley
School District #1J) 5.00% 12/15/33	2,500,000	2,489,250
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,915,399
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,136,668
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	998,830
Douglas County School District #1
(Douglas & Elbert Counties) Series B
5.00% 12/15/24	2,355,000	2,438,014
5.125% 12/15/25 (FSA)	2,000,000	2,028,420
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,117,707
Garfield County School District #2
5.00% 12/1/25 (FSA)	3,280,000	3,397,163
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,580,424
Gunnison Watershed Colorado School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,428,826
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,027,310

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	$1,500,000	$680,865
District #2 5.50% 12/15/37	1,200,000	612,960
Sand Creek Metropolitan District Refunding &
Improvement 5.00% 12/1/31 (XLCA)	500,000	398,435
Weld County School District #4 5.00% 12/1/19 (FSA)	1,085,000	1,216,220
		33,602,714
§Pre-Refunded Bonds – 34.21%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,606,400
Boulder County Hospital Revenue (Development Longmont
United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,418,800
Colorado Educational & Cultural Facilities Authority Revenue
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	2,000,000	2,251,740
(Renaissance Charter School Project) 6.75% 6/1/29-09	2,000,000	2,028,200
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,324,820
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,162,601
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,502,150
Colorado Health Facilities Authority Revenue (Adventist
Health/Sunbelt) 5.125% 11/15/24-16	75,000	88,207
Colorado School Mines Auxillary Facilities
5.00% 12/1/37-12 (AMBAC)	2,705,000	3,035,984
Colorado Springs Revenue (Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,628,416
E-470 Public Highway Authority
Series A 5.75% 9/1/35-10 (MBIA)	3,100,000	3,367,251
El Paso County Certificates of Participation (Judicial
Building Project) Series A 5.00% 12/1/27-12 (AMBAC)	2,000,000	2,224,580
El Paso County School District #49 (Falcon)
5.50% 12/1/21-11 (FGIC)	2,000,000	2,217,720
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,984,805
Garfield Pitkin & Eagle County School District #1
(Roaring Fork County) Series A 5.00% 12/15/27-14 (FSA)	1,500,000	1,730,220
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,908,050

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
North Range Metropolitan District #1
7.25% 12/15/31-11	$3,390,000	$3,878,262
Northwest Parkway Public Highway Authority
Series A 5.25% 6/15/41-11 (FSA)	11,100,000	12,194,126
Pueblo County Certificates of Participation
6.50% 12/1/24-10	5,460,000	5,964,777
Puerto Rico Commonwealth
Series A 5.25% 7/1/30-16	1,235,000	1,468,390
Series B 5.00% 7/1/35-16	310,000	363,398
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/40-15	2,500,000	2,903,500
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,172
University of Colorado Hospital Authority Revenue
Series A 5.60% 11/15/31-11	3,650,000	3,986,603
		79,267,172
Special Tax Revenue Bonds – 6.02%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (FSA)	2,040,000	2,141,062
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,128,000
Loveland Special Improvements District #1 7.50% 7/1/29	4,980,000	5,474,762
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	597,313
5.35% 12/1/31	720,000	428,033
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	953,430
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	1,200,000	916,164
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,301,080
		13,939,844
State General Obligation Bonds – 3.70%
Rico Commonwealth
Series A 5.25% 7/1/30	765,000	650,686
Series B 5.00% 7/1/35	190,000	151,056

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/14	$1,000,000	$963,520
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,602,266
5.25% 7/1/21	4,000,000	3,636,599
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,567,120
		8,571,247
Transportation Revenue Bonds – 2.51%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (MBIA)	2,000,000	2,017,700
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,798,440
		5,816,140
Water & Sewer Revenue Bonds – 1.74%
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (FSA)	1,000,000	1,044,330
Ute Water Conservancy District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	2,983,143
		4,027,473
Total Municipal Bonds (cost $234,554,990)		228,150,532

	Number of shares
Short Term-Investment – 0.14%
Money Market Instrument – 0.14%
Dreyfus Cash Management Fund	340,264	340,264
Total Short-Term Investment (cost $340,264)		340,264

Total Value of Securities – 98.61%
(cost $234,895,254)		228,490,796
Receivables and Other Assets
Net of Liabilities – 1.39%		3,212,969
Net Assets Applicable to 22,893,552
Shares Outstanding – 100.00%		$231,703,765

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($218,943,351 / 21,635,089 Shares)	$10.12
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($3,173,111 / 313,330 Shares)	$10.13
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($9,587,303 / 945,133 Shares)	$10.14

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$246,899,640
Undistributed net investment income	2,866
Accumulated net realized loss on investments	(8,794,283)
Net unrealized depreciation of investments	(6,404,458)
Total net assets	$231,703,765

@	Illiquid security. At February 28, 2009, the aggregate amount of illiquid securities was $3,097,014, which represented 1.34% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association collateral
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.12
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.89%
Corporate Revenue Bonds – 5.45%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$965,000	$966,969
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	1,745,905
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,236,014
		4,948,888
Education Revenue Bonds – 11.20%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	539,850
5.375% 4/1/22 (FGIC)	15,000	15,515
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,266,810
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,596,179
Series A 5.00% 4/1/39	1,000,000	973,160
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,179,189
5.00% 4/1/23 (FSA)	2,115,000	2,148,522
University of Idaho (General Refunding)
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,195,207
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,085,000
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	250,000	180,643
		10,180,075
Electric Revenue Bonds – 1.10%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,001,270
		1,001,270
Escrowed to Maturity Bonds – 2.05%
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,860,302
		1,860,302
Health Care Revenue Bonds – 6.00%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	605,438
5.45% 7/15/23	2,000,000	1,792,580

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	$1,000,000	$1,000,740
(St. Luke’s Medical Center Project) 6.75% 11/1/37	1,000,000	1,023,760
(Trinity Health Credit Group) Series B 6.125% 12/1/28	1,000,000	1,033,270
		5,455,788
Housing Revenue Bonds – 6.86%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	25,000	25,032
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	30,000	30,046
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,013
Series B 6.45% 7/1/15 (AMT)	15,000	15,019
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,017
Series E 6.35% 7/1/15 (FHA) (AMT)	25,000	25,029
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	115,000	115,124
Idaho Housing & Finance Association
Single Family Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	840,000	761,023
Series C Class III 5.35% 1/1/25 (AMT)	270,000	261,023
Series D Class III 5.45% 7/1/23 (AMT)	900,000	903,033
Series E Class III 4.875% 1/1/26 (AMT)	1,345,000	1,236,700
Series E Class III 5.00% 1/1/28 (AMT)	925,000	877,955
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	967,040
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization 5.125% 12/1/27	1,000,000	992,180
		6,229,234
Lease Revenue Bonds – 5.49%
Blaine School District #61 Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	775,515
Boise City Certificate of Participation
5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,015,055
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	500,910
Idaho State Building Authority Revenue
Series A 5.00% 9/1/43 (XLCA)	1,000,000	933,560
Series B 5.00% 9/1/21 (MBIA)	750,000	762,900
		4,987,940

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 25.82%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
4.75% 2/15/20	$1,000,000	$1,069,500
5.00% 7/30/20	600,000	634,860
5.125% 7/30/19	1,005,000	1,072,305
5.50% 7/30/16	1,305,000	1,537,225
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,177,467
5.00% 8/15/16	1,100,000	1,233,122
Boise City Independent School District
5.00% 8/1/24 (FSA)	1,500,000	1,581,990
Canyon County Idaho School District # 132 (Caldwell)
5.00% 7/30/15 (FGIC) (MBIA)	2,000,000	2,194,380
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,876,041
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,940,447
Idaho Board Bank Authority Revenue
Series B 5.00% 9/15/28	1,000,000	1,010,210
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,170,719
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,560,783
Power & Cassia Counties Joint School District #381
(American Falls) 5.00% 8/1/17	1,155,000	1,231,288
Twin Falls County Idaho School District #413 (Filer)
5.25% 9/15/25	2,000,000	2,167,040
		23,457,377
§Pre-Refunded Bonds – 15.75%
Ada & Canyon Counties Joint School District # 2
Meridan (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,728,585
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,106,790
5.375% 4/1/22-12 (FGIC)	985,000	1,097,595
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,108,200
Series G 5.00% 7/1/33-13	1,310,000	1,485,868
Series Y 5.00% 7/1/36-16	1,250,000	1,465,313
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,100,991

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	$1,000,000	$1,131,190
Series NN 5.125% 7/1/29-13	500,000	570,069
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,139,240
University of Idaho Revenue (Student Fee Housing
Improvements Project) 5.25% 4/1/31-11 (FGIC)	2,195,000	2,374,265
		14,308,106
Special Tax Revenue Bonds – 7.29%
Boise Urban Renewal Agency Parking
Revenue (Tax Increment)
Series A 6.125% 9/1/15	1,315,000	1,316,459
Series B 6.125% 9/1/15	1,075,000	1,076,193
Bonner County Local Improvement District #93-1
6.50% 4/30/10	60,000	60,127
Coeur D’Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,921
Series 1996 6.05% 7/1/10	90,000	90,951
Series 1997 6.10% 7/1/12	40,000	40,334
Series 1998 6.10% 7/1/14	45,000	45,291
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	612,139
5.00% 9/15/30 (MBIA)	725,000	727,240
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series W 5.50% 7/1/15	175,000	172,232
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	835,110
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	446,800
5.25% 10/1/21	500,000	436,820
5.25% 10/1/24	800,000	674,048
		6,619,665
State General Obligation Bonds – 2.65%
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	1,815,000	1,507,956
5.25% 7/1/22	1,000,000	901,070
		2,409,026

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 4.66%
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
5.00% 7/15/24 (MBIA)	$2,000,000	$2,083,680
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,592,925
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/33	690,000	553,559
		4,230,164
Water & Sewer Revenue Bonds – 3.57%
Idaho Bond Bank Authority Revenue Series C
5.375% 9/1/16	1,000,000	1,022,830
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,218,739
		3,241,569
Total Municipal Bonds (cost $89,222,751)		88,929,404

	Number of shares
Short-Term Investment – 1.99%
Money Market Instrument – 1.99%
Dreyfus Cash Management Fund	1,808,356	1,808,356
Total Short-Term Investment (cost $1,808,356)		1,808,356

Total Value of Securities – 99.88%
(cost $91,031,107)		90,737,760
Receivables and Other Assets
Net of Liabilities – 0.12%		106,786
Net Assets Applicable to 8,193,690
Shares Outstanding – 100.00%		$90,844,546

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($74,448,311 / 6,713,603 Shares)		$11.09
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($4,455,559 / 402,536 Shares)		$11.07
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($11,940,676 / 1,077,551 Shares)		$11.08

Statements of net assets
Delaware Tax-Free Idaho Fund

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$91,441,146
Distributions in excess of net investment income	(11,699)
Accumulated net realized loss on investments	(291,554)
Net unrealized depreciation of investments	(293,347)
Total net assets	$90,844,546

§

Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to the Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.09
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.61

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free New York Fund	February 28, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.99%
Corporate Revenue Bonds – 4.48%
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$298,026
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	502,430
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	204,485
		1,004,941
Education Revenue Bonds – 15.75%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	152,063
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing) Series A
5.75% 8/1/30 (AMBAC)	200,000	200,852
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	506,290
Madison County Industrial Development Agency Civic
Facility Revenue (Colgate University Project) Series A
5.00% 7/1/39 (MBIA)	400,000	383,708
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	519,834
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	485,755
Un-Refunded Series B 7.50% 5/15/11	125,000	138,618
•Series B 5.25% 11/15/23	250,000	264,813
New York State Dormitory Authority Revenue
Non-State Supported Debt
(New York University) Series A 5.25% 7/1/48	400,000	390,800
(Teachers College) 5.50% 3/1/39	250,000	252,585
Δ(University of Rochester) Series A-2 4.375% 7/1/20	250,000	235,540
		3,530,858
Electric Revenue Bonds – 3.52%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	361,424
Series B 5.75% 4/1/33	250,000	258,495
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	190,000	169,007
		788,926

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 7.06%
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	$200,000	$123,532
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	451,016
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	225,000	222,217
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	440,365
New York Dormitory Authority Revenue
Non-State Supported Debt
(Orange Regional Medical Center) 6.125% 12/1/29	175,000	131,142
(Memorial Sloan-Kettering) Series 1 5.00% 7/1/35	225,000	215,766
		1,584,038
Housing Revenue Bonds – 0.95%
New York City Multifamily Housing Development Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	213,845
		213,845
Lease Revenue Bonds – 4.64%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	254,255
Nassau County Tobacco Settlement (Asset-Backed)
Series A-3 5.125% 6/1/46	125,000	77,123
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	203,648
5.50% 6/1/21	500,000	506,100
		1,041,126
Local General Obligation Bonds – 2.83%
New York City
Series D 5.00% 11/1/34	125,000	117,149
Subordinated Series C-1 5.00% 10/1/19	500,000	518,175
		635,324
§Pre-Refunded Bonds – 19.84%
Albany Parking Authority Revenue Series A
5.625% 7/15/25-11	280,000	311,847
Metropolitan Transportation Authority Revenue
(Dedicated Tax) Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,059,889
New York City Series J 5.25% 6/1/28-13	310,000	355,840

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	$500,000	$578,095
Series B 7.50% 5/15/11-09	130,000	136,500
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	572,708
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	184,292
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	565,595
Series NN 5.125% 7/1/29-13	600,000	684,086
		4,448,852
Special Tax Revenue Bonds – 19.72%
New York City Transitional Finance Authority Revenue
(Building Aid Revenue Fiscal 2009)
Series S-3 5.25% 1/15/39	250,000	242,293
(Subordinated Future Tax Secured)
Series B 5.00% 11/1/18	500,000	554,790
New York City Trust for Cultural Resources Revenue
(Museum of Modern Art) Series 1A 5.00% 4/1/31	250,000	247,355
New York Dormitory Authority State Personal
Income Tax Revenue
Series A 5.00% 3/15/38	500,000	487,275
Series C 5.00% 3/15/15	250,000	282,250
New York Dormitory Authority Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (FSA)	500,000	557,484
New York Sales Tax Asset Receivables Series A
5.25% 10/15/27 (AMBAC)	500,000	517,945
New York State Urban Development Revenue
State Personal Income Tax
Series A-1 5.00% 12/15/22	250,000	264,420
Series B-1 5.00% 3/15/36	250,000	244,910
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	239,490
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	325,000	271,411
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	511,635
		4,421,258

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 2.54%
New York State Series A 5.00% 3/1/38	$500,000	$489,500
Puerto Rico Commonwealth Series B 5.25% 7/1/32	95,000	79,531
		569,031
Transportation Revenue Bonds – 13.55%
Albany Parking Authority Revenue Series A
5.625% 7/15/25	220,000	218,704
Metropolitan Transportation Authority Revenue
•Series A 5.00% 11/15/27	200,000	209,558
Series C 6.50% 11/15/28	200,000	220,982
Series F 5.00% 11/15/15	150,000	160,785
New York City Industrial Development Agency Special
Airport Facilities (JFK Airs Project) Series A
5.50% 7/1/28 (AMT)	500,000	331,165
New York State Thruway Authority General Revenue Series H
5.00% 1/1/14 (MBIA)	500,000	548,305
5.00% 1/1/15 (MBIA)	250,000	276,330
Onondaga County Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	397,050
Port Authority New York & New Jersey (Consolidated-One
Hundred Fifty-Third) 5.00% 7/15/35	250,000	249,260
Triborough Bridge & Tunnel Authority Revenue
Series C 5.00% 11/15/24	200,000	207,676
•Subordinated Series B-1 5.00% 11/15/25	200,000	219,214
		3,039,029
Water & Sewer Revenue Bonds – 2.11%
New York City Municipal Finance Authority Water &
Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	213,562
(Second General Resolution) Series FF-2
5.50% 6/15/40	250,000	258,828
		472,390
Total Municipal Bonds (cost $21,808,672)		21,749,618

Principal amount		Value
Short-Term Investment – 2.23%
•Variable Rate Demand Note – 2.23%
New York City Industrial Development Agency Civic
Facility Revenue (New York Law School Project)
Series A 0.53% 7/1/36	$500,000	$500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 99.22%
(cost $22,308,672)		22,249,618
Receivables and Other Assets
Net of Liabilities – 0.78%		174,536
Net Assets Applicable to 2,243,570
Shares Outstanding – 100.00%		$22,424,154

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($17,688,616 / 1,768,888 Shares)		$10.00
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($1,169,818 / 117,253 Shares)		$ 9.98
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($3,565,720 / 357,429 Shares)		$ 9.98

Components of Net Assets at February 28, 2009:
Shares of beneficial interest (unlimited authorization – no par)		$22,704,433
Distributions in excess of net investment income		(647)
Accumulated net realized loss on investments		(220,578)
Net unrealized depreciation of investments		(59,054)
Total net assets		$22,424,154

•	Variable rate security. The rate shown is the rate as of February 28, 2009.
Δ	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.00
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations
Six Months Ended February 28, 2009 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$3,062,690	$2,112,163	$6,158,132

Expenses:
Management fees	313,134	222,286	630,632
Distribution expenses – Class A	138,136	77,223	271,526
Distribution expenses – Class B	39,750	28,426	17,166
Distribution expenses – Class C	36,173	67,824	45,832
Dividend disbursing and transfer agent
fees and expenses	26,673	20,294	58,700
Accounting and administration expenses	26,451	17,301	45,864
Legal fees	13,939	8,271	17,955
Registration fees	9,171	7,298	4,274
Audit and tax	9,071	7,855	11,909
Reports and statements to shareholders	8,044	4,874	14,801
Trustees’ fees	4,112	2,654	7,489
Pricing fees	4,046	3,874	4,513
Insurance fees	2,028	1,346	3,437
Custodian fees	1,468	1,123	3,208
Consulting fees	852	556	1,544
Trustees’ expenses	379	243	684
Dues and services	258	190	635
Taxes (other than taxes on income)	251	154	509
	633,936	471,792	1,140,678
Less fees waived	(104,657)	(42,291)	(37,885)
Less expense paid indirectly	(58)	—	—
Total operating expenses	529,221	429,501	1,102,793
Net Investment Income	2,533,469	1,682,662	5,055,339

Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(882,642)	(379,243)	(286,240)
Net change in unrealized appreciation/
depreciation of investments	(3,426,863)	(5,607,822)	(11,921,658)
Net Realized and Unrealized Loss
on Investments	(4,309,505)	(5,987,065)	(12,207,898)

Net Decrease in Net Assets
Resulting from Operations	$(1,776,036)	$(4,304,403)	$(7,152,559)

See accompanying notes

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,103,030	$488,946

Expenses:
Management fees	235,924	54,289
Distribution expenses – Class A	87,851	19,709
Distribution expenses – Class B	22,691	6,487
Distribution expenses – Class C	55,007	13,098
Dividend disbursing and transfer agent
fees and expenses	18,899	7,328
Accounting and administration expenses	17,145	3,948
Legal fees	8,250	536
Audit and tax	7,705	2,026
Reports and statements to shareholders	5,167	5,982
Pricing fees	3,826	153
Trustees’ fees	2,782	629
Registration fees	2,532	4,797
Insurance fees	1,479	2,787
Custodian fees	806	293
Consulting fees	388	120
Trustees’ expenses	288	56
Dues and services	224	39
Taxes (other than taxes on income)	—	26
	470,964	122,303
Less fees waived	(39,726)	(23,557)
Less expense paid indirectly	(11)	(82)
Total operating expenses	431,227	98,664
Net Investment Income	1,671,803	390,282

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain on investments	17,280	4,181
Net change in unrealized appreciation/
depreciation of investments	(1,253,968)	(508,422)
Net Realized and Unrealized Loss
on Investments	(1,236,688)	(504,241)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$435,115	$(113,959)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,533,469	$5,547,803
Net realized loss on investments	(882,642)	(122,728)
Net change in unrealized
appreciation/depreciation of investments	(3,426,863)	(1,640,599)
Net increase (decrease) in net assets resulting
from operations	(1,776,036)	3,784,476

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,277,390)	(4,918,990)
Class B	(133,961)	(359,177)
Class C	(121,851)	(269,611)
	(2,533,202)	(5,547,778)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,670,006	14,751,087
Class B	20,166	343
Class C	484,559	2,945,439

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,139,733	2,407,736
Class B	69,256	184,069
Class C	77,969	174,113
	4,461,689	20,462,787

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(13,428,049)	$(19,237,873)
Class B	(1,808,614)	(2,845,303)
Class C	(2,177,769)	(1,815,293)
	(17,414,432)	(23,898,469)
Decrease in net assets derived from
capital share transactions	(12,952,743)	(3,435,682)
Net Decrease in Net Assets	(17,261,981)	(5,198,984)

Net Assets:
Beginning of period	140,453,218	145,652,202
End of period[1]	$123,191,237	$140,453,218

[1]Including undistributed net investment income	$267	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,682,662	$3,715,410
Net realized loss on investments	(379,243)	(461,721)
Net change in unrealized
appreciation/depreciation of investments	(5,607,822)	(1,438,134)
Net increase (decrease) in net assets resulting
from operations	(4,304,403)	1,815,555

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,336,698)	(2,975,104)
Class B	(101,690)	(272,986)
Class C	(242,631)	(467,320)
	(1,681,019)	(3,715,410)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,982,601	13,897,604
Class B	90,441	141,422
Class C	1,360,743	4,752,482

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	807,913	1,795,621
Class B	69,809	191,370
Class C	182,824	353,985
	8,494,331	21,132,484

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(8,792,733)	$(23,597,793)
Class B	(969,303)	(2,976,125)
Class C	(2,579,137)	(3,278,508)
	(12,341,173)	(29,852,426)
Decrease in net assets derived from
capital share transactions	(3,846,842)	(8,719,942)
Net Decrease in Net Assets	(9,832,264)	(10,619,797)

Net Assets:
Beginning of period	88,753,994	99,373,791
End of period[1]	$78,921,730	$88,753,994

[1]Including undistributed net investment income	$2,943	$1,300

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,055,339	$10,555,283
Net realized loss on investments	(286,240)	(620,603)
Net change in unrealized
appreciation/depreciation of investments	(11,921,658)	(1,307,241)
Net increase (decrease) in net assets resulting
from operations	(7,152,559)	8,627,439

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,833,338)	(10,088,211)
Class B	(63,498)	(155,100)
Class C	(169,520)	(340,507)
	(5,066,356)	(10,583,818)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,308,154	10,216,326
Class B	1,085	19
Class C	857,896	1,027,663

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,098,322	6,399,592
Class B	28,004	72,523
Class C	116,569	231,599
	11,410,030	17,947,722

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(14,551,214)	$(26,823,353)
Class B	(624,343)	(1,411,740)
Class C	(738,738)	(1,502,110)
	(15,914,295)	(29,737,203)
Decrease in net assets derived from
capital share transactions	(4,504,265)	(11,789,481)
Net Decrease in Net Assets	(16,723,180)	(13,745,860)

Net Assets:
Beginning of period	248,426,945	262,172,805
End of period[1]	$231,703,765	$248,426,945

[1]Including undistributed net investment income	$2,866	$—

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,671,803	$3,256,157
Net realized gain on investments	17,280	75,661
Net change in unrealized
appreciation/depreciation of investments	(1,253,968)	(89,235)
Net increase in net assets resulting
from operations	435,115	3,242,583

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,416,131)	(2,732,459)
Class B	(74,447)	(170,938)
Class C	(180,386)	(349,960)
	(1,670,964)	(3,253,357)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,782,307	8,896,373
Class B	11,946	12
Class C	1,352,696	1,462,472

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	923,122	1,765,961
Class B	54,496	115,322
Class C	114,189	215,873
	9,238,756	12,456,013

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(4,535,232)	$(8,346,549)
Class B	(635,614)	(1,000,259)
Class C	(837,421)	(1,717,154)
	(6,008,267)	(11,063,962)
Increase in net assets derived from
capital share transactions	3,230,489	1,392,051
Net Increase in Net Assets	1,994,640	1,381,277

Net Assets:
Beginning of period	88,849,906	87,468,629
End of period[1]	$90,844,546	$88,849,906

[1]Including distributions in excess of
net investment income	$(11,699)	$(11,301)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$390,282	$718,580
Net realized gain (loss) on investments	4,181	(59,331)
Net change in unrealized
appreciation/depreciation of investments	(508,422)	64,192
Net increase (decrease) in net assets resulting
from operations	(113,959)	723,441

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(324,449)	(591,360)
Class B	(21,855)	(58,984)
Class C	(43,973)	(68,233)
	(390,277)	(718,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,545,079	1,725,009
Class B	4,280	15,697
Class C	1,916,775	773,501

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	184,890	340,675
Class B	13,379	34,201
Class C	21,021	26,265
	6,685,424	2,915,348

	Six Months	Year
	Ended	Ended
	2/28/09	8/31/08
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(1,956,393)	$(1,537,264)
Class B	(345,614)	(674,159)
Class C	(392,534)	(883,325)
	(2,694,541)	(3,094,748)
Increase (decrease) in net assets derived from
capital share transactions	3,990,883	(179,400)
Net Increase (Decrease) in Net Assets	3,486,647	(174,536)

Net Assets:
Beginning of period	18,937,507	19,112,043
End of period[1]	$22,424,154	$18,937,507

[1]Including distributions in excess of
net investment income	$(647)	$(652)

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.930	$11.070	$11.350	$11.560	$11.410	$11.160

0.214	0.444	0.465	0.467	0.468	0.469
(0.300)	(0.140)	(0.280)	(0.210)	0.174	0.308
(0.086)	0.304	0.185	0.257	0.642	0.777

(0.214)	(0.444)	(0.465)	(0.467)	(0.468)	(0.469)
—	—	—	—	(0.024)	(0.058)
(0.214)	(0.444)	(0.465)	(0.467)	(0.492)	(0.527)

$10.630	$10.930	$11.070	$11.350	$11.560	$11.410

(0.74% )	2.78%	1.63%	2.31%	5.74%	7.09%

$108,716	$122,027	$125,636	$131,468	$134,874	$122,436
0.75%	0.75%	0.76%	0.76%	0.80%	0.90%

0.92%	0.91%	0.91%	0.91%	0.91%	0.90%
4.13%	4.02%	4.11%	4.12%	4.07%	4.14%

3.96%	3.86%	3.96%	3.97%	3.96%	4.14%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.940	$11.070	$11.360	$11.570	$11.420	$11.170

0.175	0.361	0.380	0.382	0.382	0.384
(0.310)	(0.130)	(0.290)	(0.210)	0.174	0.308
(0.135)	0.231	0.090	0.172	0.556	0.692

(0.175)	(0.361)	(0.380)	(0.382)	(0.382)	(0.384)
—	—	—	—	(0.024)	(0.058)
(0.175)	(0.361)	(0.380)	(0.382)	(0.406)	(0.442)

$10.630	$10.940	$11.070	$11.360	$11.570	$11.420

(1.20% )	2.10%	0.78%	1.54%	4.95%	6.28%

$7,597	$9,620	$12,407	$16,413	$19,005	$13,355
1.50%	1.50%	1.51%	1.51%	1.55%	1.65%

1.67%	1.66%	1.66%	1.66%	1.66%	1.65%
3.38%	3.27%	3.36%	3.37%	3.32%	3.39%

3.21%	3.11%	3.21%	3.22%	3.21%	3.39%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.960	$11.090	$11.380	$11.580	$11.430	$11.180

0.175	0.361	0.380	0.381	0.382	0.384
(0.310)	(0.130)	(0.290)	(0.200)	0.174	0.308
(0.135)	0.231	0.090	0.181	0.556	0.692

(0.175)	(0.361)	(0.380)	(0.381)	(0.382)	(0.384)
—	—	—	—	(0.024)	(0.058)
(0.175)	(0.361)	(0.380)	(0.381)	(0.406)	(0.442)

$10.650	$10.960	$11.090	$11.380	$11.580	$11.430

(1.20% )	2.09%	0.77%	1.63%	4.94%	6.27%

$6,878	$8,806	$7,609	$8,117	$8,591	$6,651
1.50%	1.50%	1.51%	1.51%	1.55%	1.65%

1.67%	1.66%	1.66%	1.66%	1.66%	1.65%
3.38%	3.27%	3.36%	3.37%	3.32%	3.39%

3.21%	3.11%	3.21%	3.22%	3.21%	3.39%
2%	29%	9%	8%	3%	19%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.800	$11.010	$11.400	$11.490	$11.110	$10.750

0.216	0.449	0.454	0.450	0.462	0.518
(0.710)	(0.210)	(0.390)	(0.090)	0.380	0.360
(0.494)	0.239	0.064	0.360	0.842	0.878

(0.216)	(0.449)	(0.454)	(0.450)	(0.462)	(0.518)
(0.216)	(0.449)	(0.454)	(0.450)	(0.462)	(0.518)

$10.090	$10.800	$11.010	$11.400	$11.490	$11.110

(4.54% )	2.21%	0.51%	3.24%	7.72%	8.34%

$60,647	$67,174	$76,537	$75,995	$60,744	$24,797
0.88%	0.88%	0.89%	0.88%	0.84%	0.50%

0.98%	0.97%	0.97%	0.97%	1.06%	0.96%
4.33%	4.11%	3.98%	3.97%	4.03%	4.72%

4.23%	4.02%	3.90%	3.88%	3.81%	4.26%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.840	$11.060	$11.440	$11.530	$11.160	$10.790

0.178	0.367	0.368	0.365	0.377	0.436
(0.700)	(0.220)	(0.380)	(0.090)	0.370	0.370
(0.522)	0.147	(0.012)	0.275	0.747	0.806

(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)
(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)

$10.140	$10.840	$11.060	$11.440	$11.530	$11.160

(4.78% )	1.34%	(0.15% )	2.46%	6.80%	7.60%

$5,333	$6,589	$9,384	$14,918	$18,254	$14,530
1.63%	1.63%	1.64%	1.63%	1.59%	1.25%

1.73%	1.72%	1.72%	1.72%	1.81%	1.71%
3.58%	3.36%	3.23%	3.22%	3.28%	3.97%

3.48%	3.27%	3.15%	3.13%	3.06%	3.51%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.810	$11.030	$11.420	$11.500	$11.130	$10.760

0.178	0.367	0.368	0.365	0.377	0.436
(0.700)	(0.220)	(0.390)	(0.080)	0.370	0.370
(0.522)	0.147	(0.022)	0.285	0.747	0.806

(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)
(0.178)	(0.367)	(0.368)	(0.365)	(0.377)	(0.436)

$10.110	$10.810	$11.030	$11.420	$11.500	$11.130

(4.80% )	1.35%	(0.24% )	2.56%	6.81%	7.62%

$12,942	$14,991	$13,453	$12,768	$9,756	$5,595
1.63%	1.63%	1.64%	1.63%	1.59%	1.25%

1.73%	1.72%	1.72%	1.72%	1.81%	1.71%
3.58%	3.36%	3.23%	3.22%	3.28%	3.97%

3.48%	3.27%	3.15%	3.13%	3.06%	3.51%
20%	34%	21%	14%	11%	48%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.640	$10.730	$11.040	$11.200	$11.070	$10.830

0.223	0.448	0.464	0.488	0.495	0.510
(0.520)	(0.089)	(0.310)	(0.160)	0.130	0.240
(0.297)	0.359	0.154	0.328	0.625	0.750

(0.223)	(0.449)	(0.464)	(0.488)	(0.495)	(0.510)
(0.223)	(0.449)	(0.464)	(0.488)	(0.495)	(0.510)

$10.120	$10.640	$10.730	$11.040	$11.200	$11.070

(2.76% )	3.38%	1.38%	3.03%	5.78%	7.04%

$218,944	$234,630	$246,695	$258,773	$270,149	$276,534
0.92%	0.93%	0.94%	0.93%	0.94%	0.95%

0.95%	0.95%	0.96%	0.94%	0.94%	0.95%
4.44%	4.16%	4.22%	4.43%	4.46%	4.63%

4.41%	4.14%	4.20%	4.42%	4.46%	4.63%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.640	$10.730	$11.050	$11.200	$11.080	$10.830

0.185	0.367	0.382	0.405	0.412	0.427
(0.510)	(0.089)	(0.320)	(0.150)	0.120	0.250
(0.325)	0.278	0.062	0.255	0.532	0.677

(0.185)	(0.368)	(0.382)	(0.405)	(0.412)	(0.427)
(0.185)	(0.368)	(0.382)	(0.405)	(0.412)	(0.427)

$10.130	$10.640	$10.730	$11.050	$11.200	$11.080

(3.03% )	2.60%	0.53%	2.35%	4.89%	6.34%

$3,173	$3,961	$5,326	$8,221	$10,370	$12,411
1.67%	1.68%	1.69%	1.68%	1.69%	1.70%

1.70%	1.70%	1.71%	1.69%	1.69%	1.70%
3.69%	3.41%	3.47%	3.68%	3.71%	3.88%

3.66%	3.39%	3.45%	3.67%	3.71%	3.88%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.660	$10.750	$11.070	$11.220	$11.090	$10.850

0.185	0.367	0.382	0.405	0.413	0.427
(0.520)	(0.089)	(0.320)	(0.150)	0.130	0.240
(0.335)	0.278	0.062	0.255	0.543	0.667

(0.185)	(0.368)	(0.382)	(0.405)	(0.413)	(0.427)
(0.185)	(0.368)	(0.382)	(0.405)	(0.413)	(0.427)

$10.140	$10.660	$10.750	$11.070	$11.220	$11.090

(3.12% )	2.60%	0.53%	2.34%	4.99%	6.23%

$9,587	$9,836	$10,152	$9,971	$9,170	$9,579
1.67%	1.68%	1.69%	1.68%	1.69%	1.70%

1.70%	1.70%	1.71%	1.69%	1.69%	1.70%
3.69%	3.41%	3.47%	3.68%	3.71%	3.88%

3.66%	3.39%	3.45%	3.67%	3.71%	3.88%
14%	15%	12%	8%	8%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.260	$11.260	$11.450	$11.630	$11.490	$11.140

0.216	0.437	0.448	0.449	0.452	0.478
(0.170)	—	(0.190)	(0.180)	0.140	0.353
0.046	0.437	0.258	0.269	0.592	0.831

(0.216)	(0.437)	(0.448)	(0.449)	(0.452)	(0.481)
(0.216)	(0.437)	(0.448)	(0.449)	(0.452)	(0.481)

$11.090	$11.260	$11.260	$11.450	$11.630	$11.490

0.47%	3.93%	2.27%	2.40%	5.25%	7.58%

$74,448	$72,237	$69,931	$62,808	$60,554	$55,572
0.87%	0.85%	0.86%	0.85%	0.87%	0.97%

0.96%	0.96%	0.98%	0.98%	0.98%	0.97%
4.02%	3.87%	3.92%	3.95%	3.92%	4.21%

3.93%	3.76%	3.80%	3.82%	3.81%	4.21%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.240	$11.240	$11.430	$11.610	$11.480	$11.130

0.176	0.353	0.363	0.364	0.366	0.393
(0.170)	—	(0.190)	(0.180)	0.130	0.353
0.006	0.353	0.173	0.184	0.496	0.746

(0.176)	(0.353)	(0.363)	(0.364)	(0.366)	(0.396)
(0.176)	(0.353)	(0.363)	(0.364)	(0.366)	(0.396)

$11.070	$11.240	$11.240	$11.430	$11.610	$11.480

0.10%	3.17%	1.51%	1.64%	4.39%	6.79%

$4,456	$5,123	$6,003	$7,892	$10,911	$13,044
1.62%	1.60%	1.61%	1.60%	1.62%	1.72%

1.71%	1.71%	1.73%	1.73%	1.73%	1.72%
3.27%	3.12%	3.17%	3.20%	3.17%	3.46%

3.18%	3.01%	3.05%	3.07%	3.06%	3.46%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$11.250	$11.250	$11.440	$11.630	$11.490	$11.130

0.176	0.352	0.363	0.364	0.366	0.393
(0.170)	—	(0.190)	(0.190)	0.140	0.362
0.006	0.352	0.173	0.174	0.506	0.755

(0.176)	(0.352)	(0.363)	(0.364)	(0.366)	(0.395)
(0.176)	(0.352)	(0.363)	(0.364)	(0.366)	(0.395)

$11.080	$11.250	$11.250	$11.440	$11.630	$11.490

0.10%	3.16%	1.51%	1.56%	4.47%	6.87%

$11,941	$11,490	$11,535	$13,430	$15,678	$15,041
1.62%	1.60%	1.61%	1.60%	1.62%	1.72%

1.71%	1.71%	1.73%	1.73%	1.73%	1.72%
3.27%	3.12%	3.17%	3.20%	3.17%	3.46%

3.18%	3.01%	3.05%	3.07%	3.06%	3.46%
5%	11%	8%	15%	27%	13%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.300	$10.300	$10.550	$10.700	$10.470	$10.220

0.200	0.411	0.435	0.449	0.453	0.479
(0.300)	—	(0.250)	(0.150)	0.230	0.250
(0.100)	0.411	0.185	0.299	0.683	0.729

(0.200)	(0.411)	(0.435)	(0.449)	(0.453)	(0.479)
(0.200)	(0.411)	(0.435)	(0.449)	(0.453)	(0.479)

$10.000	$10.300	$10.300	$10.550	$10.700	$10.470

(0.92% )	4.04%	1.75%	2.90%	6.65%	7.26%

$17,688	$15,340	$14,817	$13,519	$13,153	$11,523
0.85%	0.85%	0.79%	0.65%	0.66%	0.50%

1.09%	1.09%	1.10%	1.09%	1.12%	1.02%
4.09%	3.97%	4.13%	4.28%	4.29%	4.60%

3.85%	3.73%	3.82%	3.84%	3.83%	4.08%
12%	28%	14%	20%	13%	26%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.270	$10.280	$10.530	$10.670	$10.450	$10.200

0.164	0.333	0.357	0.370	0.374	0.401
(0.290)	(0.010)	(0.250)	(0.140)	0.220	0.250
(0.126)	0.323	0.107	0.230	0.594	0.651

(0.164)	(0.333)	(0.357)	(0.370)	(0.374)	(0.401)
(0.164)	(0.333)	(0.357)	(0.370)	(0.374)	(0.401)

$9.980	$10.270	$10.280	$10.530	$10.670	$10.450

(1.19% )	3.17%	0.99%	2.23%	5.77%	6.47%

$1,170	$1,549	$2,164	$2,858	$3,023	$2,858
1.60%	1.60%	1.54%	1.40%	1.41%	1.25%

1.84%	1.84%	1.85%	1.84%	1.87%	1.77%
3.34%	3.22%	3.38%	3.53%	3.54%	3.85%

3.10%	2.98%	3.07%	3.09%	3.08%	3.33%
12%	28%	14%	20%	13%	26%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/28/09[1]	8/31/08	8/31/07	8/31/06	8/31/05	8/31/04
(Unaudited)
$10.270	$10.280	$10.530	$10.670	$10.450	$10.200

0.164	0.333	0.357	0.370	0.376	0.401
(0.290)	(0.010)	(0.250)	(0.140)	0.220	0.250
(0.126)	0.323	0.107	0.230	0.596	0.651

(0.164)	(0.333)	(0.357)	(0.370)	(0.376)	(0.401)
(0.164)	(0.333)	(0.357)	(0.370)	(0.376)	(0.401)

$9.980	$10.270	$10.280	$10.530	$10.670	$10.450

(1.19% )	3.17%	0.99%	2.23%	5.80%	6.47%

$3,566	$2,049	$2,131	$2,068	$886	$2,329
1.60%	1.60%	1.54%	1.40%	1.41%	1.25%

1.84%	1.84%	1.85%	1.84%	1.87%	1.77%
3.34%	3.22%	3.38%	3.53%	3.54%	3.85%

3.10%	2.98%	3.07%	3.09%	3.08%	3.33%
12%	28%	14%	20%	13%	26%

Notes to financial statements
Delaware multi-state funds	February 28, 2009 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a “Trust” and collectively as the “Trusts.” These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, and collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

Notes to financial statements
Delaware multi-state funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective January 1, 2009,
operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.64%	0.65%	0.60%
Expiration date	12/31/09	12/31/09	12/31/09	12/31/09	12/31/09
Through December 31, 2008,
operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.68%	0.60%	0.60%
Expiration date	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2009, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,131	$2,106	$5,733	$2,145	$494

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2009, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$33,081	$27,890	$89,717	$34,306	$5,689
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	4,847	3,588	10,584	3,540	1,404
Distribution fees
payable to DDLP	32,336	26,034	52,004	26,726	7,010
Other expenses payable to
DMC and affiliates*	11,885	7,383	21,821	8,208	3,664

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware multi-state funds

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2009, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$4,828	$3,122	$8,973	$3,392	$796

For the six months ended February 28, 2009, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$6,902	$5,678	$6,928	$15,937	$6,127

For the six months ended February 28, 2009, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$994	$—	$—	$—	$305
Class B	683	858	2,858	952	430
Class C	8,988	5,186	28	177	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by each Fund.

3. Investments

For the six months ended February 28, 2009, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$ 1,345,869	$ 8,025,857	$ 15,720,049	$ 7,556,190	$ 5,549,076
Sales	13,424,345	15,849,739	18,042,609	2,073,750	1,179,780

At February 28, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2009, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$123,801,847	$84,159,306	$234,908,491	$91,000,223	$22,308,672
Aggregate
unrealized
appreciation	$4,143,429	$1,611,449	$10,763,835	$2,925,424	$910,523
Aggregate
unrealized
depreciation	(5,894,877)	(7,641,589)	(17,181,530)	(3,187,887)	(969,577)
Net unrealized
depreciation	$(1,751,448)	$(6,030,140)	$(6,417,695)	$(262,463)	$(59,054)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

Notes to financial statements
Delaware multi-state funds

3. Investments (continued)

The following table summarizes the valuation of the Funds’ investments by the FAS 157 fair value hierarchy levels as of February 28, 2009:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Level 1	$114,789	$1,144,744	$340,264	$1,808,356	$—
Level 2	121,935,610	76,984,422	228,150,532	88,929,404	22,249,618
Level 3	—	—	—	—	—
Total	$122,050,399	$78,129,166	$228,490,796	$90,737,760	$22,249,618

There were no Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2009 and the year ended August 31, 2008 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six months ended 2/28/09*
Tax-exempt income	$2,533,202	$1,681,019	$5,053,847	$1,670,964	$390,277
Ordinary income	—	—	12,509	—	—
Total	$2,533,202	$1,681,019	$5,066,356	$1,670,964	$390,277

Year ended 8/31/08
Tax-exempt income	$5,547,778	$3,715,410	$10,556,654	$3,253,357	$718,577
Ordinary income	—	—	27,164	—	—
Total	$5,547,778	$3,715,410	$10,583,818	$3,253,357	$718,577

*Tax information for the period ended February 28, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2009, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$127,901,846	$86,657,165	$246,899,640	$91,441,146	$22,704,433
Distributions
payable	(80,509)	(54,699)	(170,360)	(56,064)	(14,509)
Undistributed
tax-exempt
income	80,776	57,642	173,226	44,365	13,862
Realized gains
(losses) 9/1/08 –
2/28/09	(190,453)	(558,577)	(802,603)	2,660	(31,321)
Post-October
losses	(1,008,831)	(259,726)	(57,112)	—	(8,900)
Capital loss
carryforwards as
of 8/31/08	(1,760,144)	(889,935)	(7,921,331)	(325,098)	(180,357)
Unrealized
depreciation of
investments	(1,751,448)	(6,030,140)	(6,417,695)	(262,463)	(59,054)
Net assets	$123,191,237	$78,921,730	$231,703,765	$90,844,546	$22,424,154

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through February 28, 2009 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following year.

Notes to financial statements
Delaware multi-state funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2009, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware
	Tax-Free	Tax-Free
	Colorado Fund	Idaho Fund
Undistributed (distributions in excess of)
net investment income	$13,883	$(1,237)
Accumulated net realized
gain (loss)	(13,883)	1,237

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2008 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2009	$—	$662,241	$1,044,895	$77,838	$165,428
2010	—	—	—	166,949	—
2011	78,759	6,039	—	—	—
2012	1,681,385	—	4,571,043	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
2016	—	221,655	44,178	—	14,929
Total	$1,760,144	$889,935	$7,921,331	$325,098	$180,357

For the six months ended February 28, 2009, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$(190,453)	$(558,577)	$(802,603)	$2,660	$(31,321)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/09	8/30/08	2/28/09	8/30/08	2/28/09	8/30/08
Shares sold:
Class A	256,211	1,334,775	597,013	1,269,777	722,775	948,236
Class B	1,942	31	8,984	12,972	107	1
Class C	45,692	266,518	135,140	433,780	84,569	95,653

Shares issued upon reinvestment of dividends and distributions:
Class A	109,117	217,919	80,657	164,369	307,378	594,257
Class B	6,625	16,633	6,938	17,433	2,775	6,724
Class C	7,440	15,736	18,217	32,379	11,539	21,454
	427,027	1,851,612	846,949	1,930,710	1,129,143	1,666,325

Shares repurchased:
Class A	(1,300,805)	(1,740,104)	(891,097)	(2,161,501)	(1,451,405)	(2,487,354)
Class B	(173,825)	(257,420)	(97,629)	(271,127)	(61,601)	(130,940)
Class C	(211,246)	(164,512)	(259,480)	(299,668)	(73,471)	(139,008)
	(1,685,876)	(2,162,036)	(1,248,206)	(2,732,296)	(1,586,477)	(2,757,302)
Net decrease	(1,258,849)	(310,424)	(401,257)	(801,586)	(457,334)	(1,090,977)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/09	8/30/08	2/28/09	8/30/08
Shares sold:
Class A	627,030	787,130	460,307	166,604
Class B	1,123	1	440	1,496
Class C	123,145	128,677	197,268	74,906

Shares issued upon reinvestment of dividends and distributions:
Class A	85,341	155,988	18,788	32,892
Class B	5,049	10,201	1,363	3,309
Class C	10,573	19,082	2,138	2,539
	852,261	1,101,079	680,304	281,746

Shares repurchased:
Class A	(414,390)	(736,838)	(199,771)	(148,374)
Class B	(59,477)	(88,298)	(35,344)	(64,544)
Class C	(77,321)	(151,455)	(41,395)	(85,398)
	(551,188)	(976,591)	(276,510)	(298,316)
Net increase
(decrease)	301,073	124,488	403,794	(16,570)

Notes to financial statements
Delaware multi-state funds

6. Capital Shares (continued)

For the six months ended February 28, 2009 and the year ended August 31, 2008, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 95 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/09			8/31/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	43,097	43,097	$445,201	29,536	29,541	$328,168
Delaware Tax-Free
California Fund	52,920	53,139	515,990	79,561	79,848	881,603
Delaware Tax-Free
Colorado Fund	10,206	10,206	99,945	88,870	88,933	958,664
Delaware Tax-Free
Idaho Fund	23,989	23,943	256,873	43,828	43,749	496,288
Delaware Tax-Free
New York Fund	14,684	14,653	140,684	14,375	14,339	148,612

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Funds, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Funds had no amounts outstanding at any time during the period ended February 28, 2009.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At February 28, 2009, the percentage of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
59.06%	38.73%	45.25%	43.31%	21.20%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware multi-state funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INSURED FUNDS

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2009